Schedule of Stock Options Outstanding (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Stock Options Outstanding	7,640,000	11,900,000	8,250,000
Number Vested	7,640,000
Exercise Price One [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Stock Options Outstanding	200,000
Exercise Price	$ 0.12
Expiry Date	Sep. 15, 2022
Number Vested	200,000
Exercise Price Two [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Stock Options Outstanding	1,750,000
Exercise Price	$ 0.12
Expiry Date	Oct. 24, 2023
Number Vested	1,750,000
Exercise Price Three [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Stock Options Outstanding	3,800,000
Exercise Price	$ 0.12
Expiry Date	Sep. 19, 2024
Number Vested	3,800,000
Exercise Price Four [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Stock Options Outstanding	640,000
Exercise Price	$ 0.06
Expiry Date	Jul. 31, 2025
Number Vested	640,000
Exercise Price Five [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Stock Options Outstanding	1,000,000
Exercise Price	$ 0.08
Expiry Date	Dec. 17, 2022
Number Vested	1,000,000
Exercise Price Six [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Stock Options Outstanding	250,000
Exercise Price	$ 0.31
Expiry Date	Jun. 06, 2026
Number Vested	250,000